Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Office electronic equipment	1,859,484	1,758,527	275,817
Office fixtures and furniture	88,577	41,392	6,492
Building	—	24,825,710	3,893,801
Leasehold improvements	1,368,922	1,363,989	213,936
Subtotal	3,316,983	27,989,618	4,390,046
Less: accumulated depreciation	(2,587,771)	(3,150,073)	(494,075)
Total	729,212	24,839,545	3,895,971